Shareholder Report		12 Months Ended
		Nov. 30, 2025 USD ($) Holding	Nov. 30, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Vanguard New York Tax-Free Funds
Entity Central Index Key		0000788599
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000007969
Shareholder Report [Line Items]
Fund Name		New York Long-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VNYTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and its security selection all helped relative returns. Given the rise in yields at the longer end of the curve, however, the Fund’s longer overall duration compared with that of the index detracted slightly.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,217	$10,204	$10,206
2016	$10,401	$10,336	$10,342
2016	$10,612	$10,511	$10,527
2016	$10,024	$9,980	$9,978
2017	$10,247	$10,226	$10,232
2017	$10,544	$10,490	$10,493
2017	$10,681	$10,605	$10,620
2017	$10,602	$10,510	$10,535
2018	$10,534	$10,457	$10,489
2018	$10,656	$10,562	$10,610
2018	$10,696	$10,608	$10,672
2018	$10,652	$10,600	$10,654
2019	$10,941	$10,863	$10,921
2019	$11,388	$11,223	$11,289
2019	$11,741	$11,509	$11,602
2019	$11,650	$11,457	$11,559
2020	$12,106	$11,832	$11,955
2020	$11,738	$11,560	$11,738
2020	$12,014	$11,745	$11,978
2020	$12,202	$11,912	$12,125
2021	$12,194	$11,891	$12,081
2021	$12,513	$12,151	$12,294
2021	$12,608	$12,224	$12,385
2021	$12,610	$12,212	$12,364
2022	$12,185	$11,846	$12,001
2022	$11,538	$11,327	$11,459
2022	$11,216	$11,107	$11,316
2022	$11,248	$11,119	$11,295
2023	$11,356	$11,231	$11,390
2023	$11,553	$11,382	$11,515
2023	$11,525	$11,367	$11,508
2023	$11,812	$11,671	$11,779
2024	$12,142	$11,889	$12,007
2024	$11,975	$11,694	$11,823
2024	$12,404	$12,085	$12,209
2024	$12,612	$12,249	$12,360
2025	$12,570	$12,225	$12,362
2025	$12,137	$11,889	$12,063
2025	$12,262	$12,001	$12,219
2025	$12,872	$12,492	$12,686

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	2.07%	1.08%	2.56%
Bloomberg NY Municipal Bond Index	1.99%	0.96%	2.25%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Nov. 30, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,619,000,000
Holdings Count | Holding		1,617
Advisory Fees Paid, Amount		$ 688,000
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,619
Number of Portfolio Holdings	1,617
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$688

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	7.3%
1 to 3 Years	2.5%
3 to 5 Years	3.8%
5 to 10 Years	11.5%
10 to 20 Years	39.9%
20 to 30 Years	30.7%
Greater than 30 Years	4.3%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Investor Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007970
Shareholder Report [Line Items]
Fund Name		New York Long-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VNYUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and its security selection all helped relative returns. Given the rise in yields at the longer end of the curve, however, the Fund’s longer overall duration compared with that of the index detracted slightly.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,093	$51,021	$51,032
2016	$52,025	$51,680	$51,710
2016	$53,095	$52,556	$52,635
2016	$50,169	$49,901	$49,890
2017	$51,299	$51,129	$51,162
2017	$52,798	$52,450	$52,465
2017	$53,500	$53,024	$53,100
2017	$53,114	$52,548	$52,676
2018	$52,786	$52,283	$52,443
2018	$53,414	$52,808	$53,049
2018	$53,623	$53,038	$53,360
2018	$53,410	$52,997	$53,271
2019	$54,868	$54,316	$54,607
2019	$57,124	$56,113	$56,446
2019	$58,906	$57,545	$58,012
2019	$58,462	$57,287	$57,794
2020	$60,758	$59,160	$59,773
2020	$58,924	$57,802	$58,692
2020	$60,321	$58,725	$59,889
2020	$61,278	$59,560	$60,623
2021	$61,248	$59,454	$60,406
2021	$62,864	$60,755	$61,471
2021	$63,353	$61,118	$61,923
2021	$63,377	$61,061	$61,818
2022	$61,253	$59,231	$60,007
2022	$58,015	$56,637	$57,295
2022	$56,403	$55,535	$56,578
2022	$56,578	$55,593	$56,477
2023	$57,134	$56,155	$56,948
2023	$58,135	$56,912	$57,576
2023	$58,006	$56,832	$57,542
2023	$59,461	$58,356	$58,896
2024	$61,135	$59,447	$60,034
2024	$60,308	$58,472	$59,115
2024	$62,481	$60,425	$61,045
2024	$63,537	$61,243	$61,799
2025	$63,337	$61,127	$61,812
2025	$61,167	$59,446	$60,313
2025	$61,802	$60,004	$61,093
2025	$64,886	$62,461	$63,428

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	2.12%	1.15%	2.64%
Bloomberg NY Municipal Bond Index	1.99%	0.96%	2.25%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,619,000,000
Holdings Count | Holding		1,617
Advisory Fees Paid, Amount		$ 688,000
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,619
Number of Portfolio Holdings	1,617
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$688

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	7.3%
1 to 3 Years	2.5%
3 to 5 Years	3.8%
5 to 10 Years	11.5%
10 to 20 Years	39.9%
20 to 30 Years	30.7%
Greater than 30 Years	4.3%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007971
Shareholder Report [Line Items]
Fund Name		New York Municipal Money Market Fund
Class Name		Investor Shares
Trading Symbol		VYFXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.12%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Material Change Date			Nov. 30, 2024
AssetsNet		$ 3,336,000,000
Holdings Count | Holding		316
Advisory Fees Paid, Amount		$ 821,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,336
Number of Portfolio Holdings	316
Total Investment Advisory Fees (in thousands)	$821

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of November 30, 2025)

1 to 7 Days	92.9%
8 to 30 Days	1.3%
31 to 60 Days	3.0%
91 to 180 Days	0.2%
Over 180 Days	2.7%
Other Assets and Liabilities—Net	(0.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000260432
Shareholder Report [Line Items]
Fund Name		New York Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		MUNY
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard New York Tax-Exempt Bond ETF (the "Fund") for the period of May 20, 2025, to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5Footnote Reference1	0.10%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[1]	$ 5
Expense Ratio, Percent	[2]	0.10%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on May 20, 2025, through November 30, 2025, the Fund performed in line with its benchmark.

  The investment objective of this index fund is to seek to track the performance of a benchmark index that measures the investment-grade segment of the New York municipal bond market.

  At the national level, the municipal bond market faced intermittent headwinds in the first part of 2025, driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P New York AMT-Free Municipal USD10 Million Par Bond Index	Bloomberg Municipal Bond Index
5/20/25	$10,000	$10,000	$10,000
2025	$10,469	$10,471	$10,518

Average Annual Return [Table Text Block]
Since Inception 5/20/25
ETF Shares Net Asset Value	4.69%
ETF Shares Market Price	4.94%
S&P New York AMT-Free Municipal USD10 Million Par Bond Index	4.71%
Bloomberg Municipal Bond Index	5.18%

Performance Inception Date		May 20, 2025
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 163,000,000
Holdings Count | Holding		2,210
Advisory Fees Paid, Amount		$ 1,000
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$163
Number of Portfolio Holdings	2,210
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$1

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	4.9%
1 to 3 Years	7.5%
3 to 5 Years	8.0%
5 to 10 Years	20.4%
10 to 20 Years	32.5%
20 to 30 Years	23.6%
Greater than 30 Years	3.0%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Costs would be higher for a full year.
[2]	Annualized.